Long-term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended						1 Months Ended												1 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended
	Nov. 19, 2010	Oct. 20, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 20, 2010 Maximum	Oct. 20, 2010 Five Year Revolving Credit Facility	Oct. 20, 2010 Five Year Term Loan A	Oct. 20, 2010 Six Year Term Loan B	Oct. 20, 2010 Six Year Term Loan B Minimum	Oct. 20, 2010 Five Year Revolving Credit Facility And Term Loan A	Oct. 20, 2010 Five Year Revolving Credit Facility And Term Loan A Maximum	Oct. 20, 2010 Five Year Revolving Credit Facility And Term Loan A Minimum	Oct. 20, 2010 Semi Annual Payment, First Payment	Oct. 20, 2010 Semi Annual Payment, Second Payment	Aug. 26, 2011 Senior Secured Credit Facility	Oct. 20, 2010 Annual Principal Payouts 2011 To 2015 Six Year Term Loan B	Oct. 20, 2010 Senior Notes 6.375 Percent Due 2018	Dec. 31, 2011 Senior Notes 6.375 Percent Due 2018	Dec. 31, 2010 Senior Notes 6.375 Percent Due 2018	Oct. 20, 2010 Senior Notes 6.625 Percent Due 2020	Dec. 31, 2011 Senior Notes 6.625 Percent Due 2020	Dec. 31, 2010 Senior Notes 6.625 Percent Due 2020	Dec. 31, 2011 Senior Notes Debt Agreement October 20 2010	Dec. 31, 2011 Senior Notes 6.625 Percent Due 2013	Nov. 19, 2010 Senior Notes 6.625 Percent Due 2013	Jun. 07, 2010 Senior Notes 6.625 Percent Due 2013	Dec. 31, 2011 Letter of Credit	Dec. 31, 2011 Term Loan A	Dec. 31, 2010 Term Loan A	Dec. 31, 2011 Term Loan A Interest rate swap agreements Contract	Dec. 31, 2011 Term Loan B	Dec. 31, 2011 Term Loan B Interest rate cap Contract	Dec. 31, 2011 Term Loan B Interest rate cap Maximum	Dec. 31, 2010 Cash Flow Hedging	Aug. 26, 2011 Term Loan A-2	Dec. 31, 2011 Term Loan A-2	Dec. 31, 2011 Term Loan A-2 Maximum	Dec. 31, 2011 Term Loan A-2 Minimum	Aug. 26, 2011 Term Loan A-2 Quarterly Payment	Dec. 31, 2011 Senior Subordinated Notes 7.25 Percent Due 2015	Nov. 19, 2010 Senior Subordinated Notes 7.25 Percent Due 2015	Dec. 31, 2011 Term Loan A and Term Loan B	Dec. 31, 2011 Term Loan A and Term Loan B Maximum	Dec. 31, 2011 Term Loan A and Term Loan B Minimum
Debt Instrument [Line Items]
Increase for additional borrowings on revolving credit facility																$ 100,000
Maximum borrowing capacity		3,000,000					250,000	1,000,000	1,750,000							350,000																				200,000
Periodic principal payment																	17,500																							500
Annual principal payment																													50,000	65,625		17,500				2,000	500
Debt instrument, final payment amount																																				191,500
Loan payments description																																				The new Term Loan A-2 required a principal payment of $500 on December 31, 2011, and thereafter requires annual principal payments of $2,000 with a balance of $191,500 due in 2016, and bears interest at LIBOR (floor of 1.00%) plus an interest rate margin of 3.50% subject to a rating based step-down to 3.25%.
Maturity period																		2018			2020				2013											2016					2015
Floor rate																																					1.00%
Interest rate margin																																						3.50%	3.25%
Maximum right to request an increase in the borrowing capacity		4,000,000
Interest Rate Description									LIBOR (floor of 1.50%) plus 3.00% subject to a ratings based step-down to 2.75%.		LIBOR plus an interest rate margin of 2.75% until June 30, 2011
Debt Instrument Interest Additional Interest Above LIBOR Rate									3.00%	2.75%	2.75%	2.75%	2.25%																2.50%			3.00%						3.50%	3.25%
Amount due in 2011			87,345					50,000
Amount due in 2012			125,106					50,000
Amount due in 2013			176,910					100,000
Amount due in 2014			676,293					150,000
Amount due in 2015			1,858,567					650,000
Debt Instrument Interest LIBOR Rate									1.50%																							1.50%		4.00%			1.00%
Amount due in 2016									1,662,500
Credit Agreement compliance with financial covenants		The borrowings under the Credit Agreement are guaranteed by substantially all of the Company’s direct and indirect wholly-owned domestic subsidiaries and are secured by substantially all of the Company’s and its guarantors’ assets. The Credit Agreement contains customary affirmative and negative covenants such as various restrictions on investments, acquisitions, the payment of dividends, redemptions and acquisitions of capital stock, capital expenditures and other indebtedness, as well as limitations on the amount of tangible net assets in non-guarantor subsidiaries. However, many of these restrictions will not apply as long as the Company’s leverage ratio is below 3.50:1.00. In addition, the Credit Agreement requires compliance with financial covenants including an interest coverage ratio and a leverage ratio that determines the interest rate margins as described above.
Leverage ratio						3.50
Senior notes issued																		775,000			775,000
Senior notes, interest rate																		6.375%			6.625%				6.625%																7.25%
Senior notes interest payment period		The New Senior Notes will pay interest on May 1 and November 1 of each year, beginning May 1, 2011
Senior unsecured notes, interest payable date														--05-01	--11-01
Debt redemption date																		Nov. 01, 2013			Nov. 01, 2014
Proceeds from issuance of debts			4,300,000
Proceeds from borrowings on Term Loan A and Term Loan B			2,750,000
Proceeds from the issuance of the senior notes			1,550,000
Payment of outstanding principal balances of existing senior secured credit facilities and accrued interest			1,795,363
Debt instrument, cash tender offer																									557,644																730,827
Aggregate debt outstanding principal balances																									700,000																850,000
Redemption of total amount of debt including principal and interest	264,742		1,297,215
Amount paid for existing notes per 1000 principal amount																									1,019.06																1,038.75
Cash tender premium			38,933
Aggregate debt outstanding principal amount																										142,356	200,000															119,173
Debt redemption price per thousand of the remaining outstanding balance																										101.656%																103.625%
Date of Redemption			Nov. 19, 2010
Premium paid on redemption	6,677
Fees, discounts and other expenses	74,431		241,090	255,989	185,755
Excess cash received			823,000
Debt refinancing and redemption charges				74,382																				70,255
Redemption price of debt																											101.656%
Debt redemption charges and write-off of other finance costs																									4,127
Term Loan A, Term Loan A-2 and Term Loan B maturity date range																																												12 months	1 month
Interest Rate Description																																											At December 31, 2011, the overall weighted average interest rate for the Term Loan A was determined based upon the LIBOR interest rates in effect for all of the individual tranches plus the interest rate margin. In January 2011, the Company entered into several interest rate swap agreements that had the economic effect of fixing all of the Term Loan A LIBOR variable component of the Company’s interest rate, as described below. At December 31, 2011, the Term Loan A-2 bears interest at LIBOR (floor of 1.00%) plus an interest rate margin of 3.50% subject to a ratings based step-down to 3.25%. At December 31, 2011, the Term Loan B bears interest at LIBOR (floor of 1.50%) plus a margin of 3.00% subject to a ratings based step-down to 2.75%. The Company is subject to these LIBOR-based floors until such time as the LIBOR-based component of the interest rate exceeds 1.00% on the Term Loan A-2 and 1.50% on the Term Loan B. At such time, the Company will then be subject to LIBOR-based interest rate volatility on the LIBOR variable component of its interest rate and the overall weighted average interest rate for the Term Loan A-2 and Term Loan B will then be determined based upon the LIBOR interest rates in effect for all individual tranches plus the interest rate margin.
Interest rate agreements, notional amount																															950,000		1,250,000
Remaining outstanding debt																																	483,000
Undrawn revolving credit facilities			350,000
Outstanding letters of credit																												52,297
Senior notes			1,550,000	1,550,000															775,000	775,000		775,000	775,000
Number of interest rate agreements																															9		5
Fixed interest rate, lower limit				4.05%																											1.59%
Fixed interest rate, upper limit				4.70%																											1.64%
Weighted average effective interest rate																															4.11%				5.84%
Interest rate margin in effect				1.50%																											2.50%
Interest rate agreements, expiration date																															Sep. 30, 2014		Sep. 30, 2014
Unrealized pre-tax losses in other comprehensive income																															10,900
Weighted average effective interest rate			5.28%
Overall weighted average effective interest rate			5.27%
Interest expense			230,953	172,265	176,100
Amortization of deferred financing costs			$ 10,137	$ 9,342	$ 9,655